Inventories (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Inventories
Finished commercial product available for sale	$ 2,943	$ 2,453
Finished retail pharmacy product available for sale	562	396
Unfinished product and packaging materials	406	433
Current inventories	$ 3,911	$ 3,282